UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Explanatory Note

This amended filing of Form Type N-Q is being made to address an incorrect filing.  A submission was filed on March 28, 2011, under Accession number 0001104659-11-01744 which erroneously excluded from the submission header the Alger Convertible Fund and Alger Money Market Fund.  This filing should be disregarded.

The sole purpose of this amended filing is to properly include the Alger Convertible Fund and Alger Money Market Fund in the submission header.

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.2%

ADVERTISING—1.6%
Focus Media Holding Ltd. #*	566,700	$14,116,497
Nielsen Holdings NV *	29,800	776,886
		14,893,383
AEROSPACE & DEFENSE—1.0%
Goodrich Corp.	40,500	3,670,110
United Technologies Corp.	68,400	5,560,920
		9,231,030
AIR FREIGHT & LOGISTICS—2.7%
FedEx Corp.	87,400	7,893,968
United Parcel Service Inc., Cl. B	228,000	16,329,360
		24,223,328
AIRLINES—0.6%
United Continental Holdings Inc.*	219,900	5,585,460

APPLICATION SOFTWARE—2.0%
Adobe Systems Inc. *	133,500	4,412,175
Informatica Corp. *	82,800	3,841,920
Mentor Graphics Corp. *	458,200	5,835,177
Nice Systems Ltd. #*	127,700	4,178,344
		18,267,616
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
BlackRock Inc.	79,000	15,643,580

AUTO PARTS & EQUIPMENT—0.6%
Lear Corp.*	53,600	5,661,768

AUTOMOBILE MANUFACTURERS—1.4%
Bayerische Motoren Werke AG #	211,800	5,432,670
Daimler AG *	95,900	7,012,208
		12,444,878
BIOTECHNOLOGY—1.7%
Celgene Corp. *	38,300	1,973,599
Cephalon Inc. *	57,200	3,379,376
Human Genome Sciences Inc. *	241,400	5,856,364
Optimer Pharmaceuticals Inc. *	337,700	3,714,700
		14,924,039
CASINOS & GAMING—0.6%
Las Vegas Sands Corp.*	112,300	5,220,827

COAL & CONSUMABLE FUELS—1.0%
Peabody Energy Corp.	138,400	8,777,328

COMMODITY CHEMICALS—0.5%
Celanese Corp.	107,600	4,464,324

COMMUNICATIONS EQUIPMENT—3.4%
Cisco Systems Inc. *	254,000	5,372,100
Corning Inc.	290,600	6,454,226
Qualcomm Inc.	350,500	18,972,565
		30,798,891
COMPUTER HARDWARE—9.5%
Apple Inc. *	143,045	48,538,029
Hewlett-Packard Co.	834,100	38,110,029
		86,648,058

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—1.5%
EMC Corp.*	536,600	$13,355,974

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.6%
ArvinMeritor Inc. *	298,600	6,527,396
Caterpillar Inc.	82,600	8,013,026
Cummins Inc.	83,200	8,809,216
		23,349,638
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Mastercard Inc.	31,900	7,544,669

DEPARTMENT STORES—0.6%
Kohl’s Corp.*	103,900	5,276,042

DIVERSIFIED METALS & MINING—1.3%
Cliffs Natural Resources Inc.	88,900	7,597,394
Freeport-McMoRan Copper & Gold Inc.	42,900	4,665,375
		12,262,769
DIVERSIFIED REITS—0.2%
American Assets Trust Inc.*	58,800	1,251,852

DRUG RETAIL—0.7%
CVS Caremark Corp.	185,000	6,327,000

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services Inc.	152,800	4,712,352

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Mosaic Co., /The	104,500	8,468,680

FINANCE—0.7%
SPDR Gold Trust*	49,079	6,373,890

GOLD—0.5%
Yamana Gold Inc.	367,400	4,151,620

HEALTH CARE EQUIPMENT—1.4%
Covidien PLC	218,400	10,367,448
Insulet Corp. *	155,300	2,644,759
		13,012,207
HEALTH CARE FACILITIES—0.7%
Universal Health Services Inc., Cl. B	141,960	5,976,516

HEALTH CARE SERVICES—0.9%
Express Scripts Inc. *	85,700	4,827,481
Medco Health Solutions Inc. *	57,900	3,533,058
		8,360,539
HOME ENTERTAINMENT SOFTWARE—0.3%
Activision Blizzard Inc.*	249,900	2,821,371

HOME IMPROVEMENT RETAIL—1.4%
Lowe’s Companies, Inc.	514,800	12,767,040

HOTELS RESORTS & CRUISE LINES—1.7%
Carnival Corp.	132,960	5,944,641
Wyndham Worldwide Corporation	348,300	9,797,679
		15,742,320
HOUSEHOLD APPLIANCES—0.5%
Stanley Black & Decker Inc.	63,600	4,622,448

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	50,500	$2,753,765

HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores Inc.	153,400	8,601,138

INDUSTRIAL CONGLOMERATES—2.1%
3M Co.	85,500	7,517,160
Tyco International Ltd.	264,600	11,862,018
		19,379,178
INDUSTRIAL MACHINERY—2.7%
Flowserve Corp.	48,600	6,074,514
Illinois Tool Works Inc.	168,400	9,007,716
Ingersoll-Rand PLC	197,300	9,312,560
		24,394,790
INTEGRATED OIL & GAS—2.8%
Chevron Corp.	104,500	9,920,185
ConocoPhillips	217,300	15,528,258
		25,448,443
INTERNET RETAIL—2.1%
Amazon.com Inc. *	72,300	12,264,972
Expedia Inc.	277,560	6,983,410
		19,248,382
INTERNET SOFTWARE & SERVICES—7.2%
Baidu Inc. #*	42,700	4,638,501
eBay Inc. *	179,400	5,446,584
Google Inc., Cl. A *	41,565	24,953,964
GSI Commerce Inc. *	394,600	9,091,584
IAC/InterActiveCorp. *	60,815	1,720,456
Sina Corp. *	78,500	6,692,125
VistaPrint Ltd. *	144,800	7,332,672
Yahoo! Inc. *	344,300	5,550,116
		65,426,002
INVESTMENT BANKING & BROKERAGE—0.4%
Lazard Ltd., Cl. A	91,500	3,817,380

IT CONSULTING & OTHER SERVICES—0.8%
International Business Machines Corp.	46,100	7,468,200

LEISURE PRODUCTS—1.1%
Phillips-Van Heusen Corp.	175,900	10,267,283

LIFE & HEALTH INSURANCE—1.6%
MetLife Inc.	150,900	6,906,693
Prudential Financial Inc.	129,300	7,953,243
		14,859,936
LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific Inc.*	164,700	9,432,369

MANAGED HEALTH CARE—1.0%
Aetna Inc.	282,200	9,295,668

MOVIES & ENTERTAINMENT—0.7%
Walt Disney Co., /The	170,800	6,638,996

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS DRILLING—0.5%
Nabors Industries Ltd.*	175,800	$4,289,520

OIL & GAS EQUIPMENT & SERVICES—2.5%
Baker Hughes Inc.	114,400	7,837,544
Halliburton Company	149,600	6,732,000
National Oilwell Varco Inc.	110,100	8,136,390
		22,705,934
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Devon Energy Corp.	118,900	10,545,241
Nexen Inc.	503,441	12,661,541
Plains Exploration & Production Co. *	156,200	5,529,480
		28,736,262
OIL, GAS & CONSUMABLE FUELS—0.6%
Williams Cos., Inc., /The	222,600	6,007,974

OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
BM&F Bovespa SA	606,500	4,237,316
JPMorgan Chase & Co.	257,037	11,551,243
		15,788,559
PAPER PRODUCTS—0.2%
International Paper Co.	68,300	1,972,504

PHARMACEUTICALS—1.9%
Allergan Inc.	71,000	5,013,310
Auxilium Pharmaceuticals Inc. *	210,600	4,778,514
Pfizer Inc.	412,500	7,515,750
		17,307,574
PRECIOUS METALS & MINERALS—0.9%
Stillwater Mining Co.*	358,900	7,780,952

RAILROADS—1.3%
CSX Corp.	166,900	11,783,140

RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytic Inc., Cl. A*	59,800	2,023,034

RESTAURANTS—0.9%
McDonald’s Corp.	106,300	7,831,121

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	144,100	7,189,149

SEMICONDUCTORS—5.2%
Altera Corp.	170,100	6,390,657
Avago Technologies Ltd.	234,700	6,738,237
Broadcom Corp., Cl. A	160,300	7,227,927
Marvell Technology Group Ltd. *	338,400	6,432,984
ON Semiconductor Corp. *	492,600	5,443,230
Skyworks Solutions Inc. *	222,200	7,059,294
Texas Instruments Inc.	245,400	8,321,514
		47,613,843
SOFT DRINKS—1.2%
PepsiCo Inc.	166,200	10,688,322

SPECIALIZED FINANCE—0.3%
CME Group Inc.	8,900	2,746,184

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SYSTEMS SOFTWARE—3.1%
Oracle Corp.	886,300	$28,388,189

TOBACCO—0.6%
Philip Morris International Inc.	98,760	5,653,023

TRUCKING—1.0%
Hertz Global Holdings Inc.*	625,100	9,195,221

TOTAL COMMON STOCKS (Cost $793,965,928)		877,893,472

Total Investments (Cost $793,965,928)(a)	96.2%	877,893,472
Other Assets in Excess of Liabilities	3.8	34,337,869

NET ASSETS	100.0%	$912,231,341

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $798,424,848 amounted to $79,468,624 which consisted of aggregate gross unrealized appreciation of $97,104,691 and aggregate gross unrealized depreciation of $17,636,067.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER LARGE CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—95.0%

AEROSPACE & DEFENSE—2.9%
Boeing Co., /The	46,040	$3,198,859
General Dynamics Corp.	40,990	3,090,646
United Technologies Corp.	37,400	3,040,620
		9,330,125
AIR FREIGHT & LOGISTICS—1.9%
FedEx Corp.	33,200	2,998,624
United Parcel Service Inc., Cl. B	44,300	3,172,766
		6,171,390
AIRLINES—0.5%
Delta Air Lines Inc.*	121,100	1,413,237

APPLICATION SOFTWARE—1.2%
Adobe Systems Inc. *	85,000	2,809,250
Salesforce.com Inc. *	9,800	1,265,572
		4,074,822
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
BlackRock Inc.	16,600	3,287,132

AUTOMOBILE MANUFACTURERS—0.7%
General Motors Co.*	61,600	2,247,784

BIOTECHNOLOGY—1.1%
Celgene Corp. *	29,100	1,499,523
Gilead Sciences Inc. *	52,100	1,999,598
		3,499,121
BREWERS—0.7%
Anheuser-Busch InBev NV#	42,000	2,323,020

CABLE & SATELLITE—0.7%
Comcast Corporation Cl. A	104,900	2,386,475

COAL & CONSUMABLE FUELS—1.1%
Peabody Energy Corp.	55,300	3,507,126

COMMUNICATIONS EQUIPMENT—4.8%
Cisco Systems Inc. *	270,200	5,714,730
Corning Inc.	141,400	3,140,494
Juniper Networks Inc. *	27,900	1,035,648
Qualcomm Inc.	105,200	5,694,476
		15,585,348
COMPUTER HARDWARE—7.0%
Apple Inc. *	46,360	15,730,875
Hewlett-Packard Co.	148,365	6,778,797
		22,509,672
COMPUTER STORAGE & PERIPHERALS—1.5%
EMC Corp.*	191,600	4,768,924

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Deere & Co.	18,800	1,708,920

CONSUMER FINANCE—0.5%
American Express Co.	33,800	1,466,244

DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Mastercard Inc.	12,900	3,050,979

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—(CONT.)
Visa Inc., Cl. A	31,200	$2,179,320
		5,230,299
DEPARTMENT STORES—0.9%
Kohl’s Corp.*	54,200	2,752,276

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	42,900	2,174,172

DIVERSIFIED METALS & MINING—1.5%
Cliffs Natural Resources Inc.	36,800	3,144,928
Freeport-McMoRan Copper & Gold Inc.	16,400	1,783,500
		4,928,428
DRUG RETAIL—0.9%
CVS Caremark Corp.	89,500	3,060,900

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services Inc.	85,200	2,627,568

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Mosaic Co., /The	29,000	2,350,160

GENERAL MERCHANDISE STORES—0.9%
Target Corp.	52,600	2,884,058

GOLD—0.9%
Goldcorp Inc.	70,200	2,822,742

HEALTH CARE EQUIPMENT—1.4%
Covidien PLC	61,400	2,914,658
Stryker Corp.	27,600	1,588,656
		4,503,314
HEALTH CARE SERVICES—1.0%
Medco Health Solutions Inc.*	51,400	3,136,428

HOME ENTERTAINMENT SOFTWARE—1.0%
Activision Blizzard Inc. *	141,800	1,600,922
Electronic Arts Inc. *	99,500	1,551,205
		3,152,127
HOME IMPROVEMENT RETAIL—1.1%
Lowe’s Companies, Inc.	142,200	3,526,560

HOTELS RESORTS & CRUISE LINES—0.9%
Carnival Corp.	64,300	2,874,853

HOUSEHOLD APPLIANCES—0.6%
Stanley Black & Decker Inc.	28,000	2,035,040

HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	59,860	3,778,962

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores Inc.	73,100	4,098,717

INDUSTRIAL CONGLOMERATES—2.0%
3M Co.	36,900	3,244,248
Tyco International Ltd.	71,800	3,218,794
		6,463,042
INDUSTRIAL GASES—0.6%
Praxair Inc.	20,200	1,879,408

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL MACHINERY—1.5%
Eaton Corp.	19,200	$2,072,832
Illinois Tool Works Inc.	53,000	2,834,970
		4,907,802
INTEGRATED OIL & GAS—4.0%
Chevron Corp.	68,800	6,531,184
Exxon Mobil Corp.	77,300	6,236,564
		12,767,748
INTERNET RETAIL—2.0%
Amazon.com Inc. *	24,400	4,139,216
Expedia Inc.	92,700	2,332,332
		6,471,548
INTERNET SOFTWARE & SERVICES—5.2%
Baidu Inc. #*	12,400	1,347,012
eBay Inc. *	95,155	2,888,906
Google Inc., Cl. A *	16,195	9,722,830
Yahoo! Inc. *	168,100	2,709,772
		16,668,520
INVESTMENT BANKING & BROKERAGE—1.0%
Charles Schwab Corp., /The	95,100	1,716,555
Goldman Sachs Group Inc., /The	9,300	1,521,666
		3,238,221
IT CONSULTING & OTHER SERVICES—2.4%
Cognizant Technology Solutions Corp., Cl. A *	25,300	1,845,635
International Business Machines Corp.	37,200	6,026,400
		7,872,035
LIFE & HEALTH INSURANCE—1.1%
Aflac Inc.	28,500	1,641,030
MetLife Inc.	39,900	1,826,223
		3,467,253
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	43,000	2,462,610

MANAGED HEALTH CARE—0.9%
Aetna Inc.	93,700	3,086,478

MOVIES & ENTERTAINMENT—2.8%
Time Warner Inc.	102,800	3,233,060
Viacom Inc., Cl. B	61,900	2,571,945
Walt Disney Co., /The	80,000	3,109,600
		8,914,605
OIL & GAS EQUIPMENT & SERVICES—2.4%
Baker Hughes Inc.	31,600	2,164,916
Schlumberger Ltd.	52,800	4,698,672
Weatherford International Ltd. *	42,100	998,612
		7,862,200
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Devon Energy Corp.	60,100	5,330,269
Nexen Inc.	154,300	3,880,645
		9,210,914

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
JPMorgan Chase & Co.	75,000	$3,370,500

PACKAGED FOODS & MEATS—0.9%
Kraft Foods Inc., Cl. A	91,100	2,784,927

PAPER PRODUCTS—0.8%
International Paper Co.	91,600	2,645,408

PHARMACEUTICALS—4.5%
Allergan Inc.	35,600	2,513,716
Bristol-Myers Squibb Co.	81,800	2,059,724
Johnson & Johnson	40,800	2,438,616
Pfizer Inc.	166,700	3,037,274
Roche Holding AG #	45,000	1,722,150
Teva Pharmaceutical Industries Ltd. #	49,500	2,705,175
		14,476,655
RAILROADS—1.1%
CSX Corp.	49,600	3,501,760

RESTAURANTS—1.7%
McDonald’s Corp.	46,300	3,410,921
Starbucks Corp.	62,100	1,958,013
		5,368,934
SEMICONDUCTORS—2.9%
Broadcom Corp., Cl. A	58,800	2,651,292
Intel Corp.	149,730	3,213,206
Marvell Technology Group Ltd. *	122,800	2,334,428
Texas Instruments Inc.	33,100	1,122,421
		9,321,347
SOFT DRINKS—2.7%
Coca-Cola Co., /The	51,300	3,224,205
PepsiCo Inc.	86,200	5,543,522
		8,767,727
SPECIALTY STORES—0.8%
Staples Inc.	118,300	2,639,273

SYSTEMS SOFTWARE—3.7%
Check Point Software Technologies Ltd. *	35,700	1,590,435
Microsoft Corp.	141,595	3,925,722
Oracle Corp.	198,200	6,348,346
		11,864,503
TOBACCO—0.9%
Philip Morris International Inc.	52,685	3,015,689

	SHARES	VALUE
COMMON STOCKS—(CONT.)

WIRELESS TELECOMMUNICATION SERVICES—1.0%
American Tower Corp., Cl. A*	60,600	$3,082,116

TOTAL COMMON STOCKS (Cost $264,893,336)		306,327,167

Total Investments (Cost $264,893,336)(a)	95.0%	306,327,167
Other Assets in Excess of Liabilities	5.0	16,175,923

NET ASSETS	100.0%	$322,503,090

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $265,032,679 amounted to $41,294,488 which consisted of aggregate gross unrealized appreciation of $47,460,209 and aggregate gross unrealized depreciation of $6,165,721.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—95.9%

ADVERTISING—0.5%
Interpublic Group of Cos., Inc., /The*	148,000	$1,582,120

AEROSPACE & DEFENSE—1.8%
Goodrich Corp.	61,300	5,555,006

AIRLINES—1.3%
United Continental Holdings Inc.*	156,700	3,980,180

APPAREL RETAIL—0.9%
Abercrombie & Fitch Co., Cl. A	33,000	1,663,530
Chico’s FAS Inc.	113,600	1,240,512
		2,904,042
APPLICATION SOFTWARE—6.1%
Adobe Systems Inc. *	77,300	2,554,765
Cadence Design Systems, Inc. *	183,100	1,589,308
Informatica Corp. *	121,100	5,619,040
Intuit Inc. *	48,800	2,290,184
Nice Systems Ltd. #*	20,600	674,032
RealPage Inc. *	60,500	1,657,095
Salesforce.com Inc. *	36,800	4,752,352
		19,136,776
ASSET MANAGEMENT & CUSTODY BANKS—4.4%
Blackstone Group LP	195,200	3,070,496
Janus Capital Group Inc.	241,400	3,116,474
KKR & Co., LP	211,100	3,164,389
T. Rowe Price Group Inc.	69,300	4,568,256
		13,919,615
AUTOMOTIVE RETAIL—0.9%
Carmax Inc.*	80,800	2,638,120

BIOTECHNOLOGY—2.9%
Human Genome Sciences Inc. *	163,700	3,971,362
InterMune Inc. *	40,900	1,528,433
Metabolix Inc. *	256,000	2,265,600
Optimer Pharmaceuticals Inc. *	121,800	1,339,800
		9,105,195
BROADCASTING & CABLE TV—0.7%
Discovery Communications Inc., Series C*	67,000	2,275,320

CASINOS & GAMING—1.0%
Wynn Resorts Ltd.	27,900	3,245,607

COAL & CONSUMABLE FUELS—1.8%
Arch Coal Inc.	47,400	1,623,450
Patriot Coal Corp. *	155,100	4,058,967
		5,682,417
COMMUNICATIONS EQUIPMENT—1.9%
Ciena Corp. *	130,200	2,868,306
Finisar Corp. *	97,900	3,260,070
		6,128,376
COMPUTER & ELECTRONICS RETAIL—0.8%
GameStop Corp., Cl. A*	125,200	2,637,964

COMPUTER HARDWARE—1.2%
Teradata Corp.*	85,400	3,671,346

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—2.4%
NetApp Inc. *	67,800	$3,710,694
SanDisk Corp. *	88,500	4,015,245
		7,725,939
CONSTRUCTION & ENGINEERING—1.8%
Aecom Technology Corp. *	140,900	4,124,143
Chicago Bridge & Iron Co., NV #*	48,900	1,608,321
		5,732,464
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.6%
ArvinMeritor Inc. *	65,200	1,425,272
Cummins Inc.	48,400	5,124,592
Westport Innovations Inc. *	98,000	1,545,460
		8,095,324
DIVERSIFIED METALS & MINING—4.5%
Cliffs Natural Resources Inc.	105,700	9,033,122
Ivanhoe Mines Ltd. *	67,100	1,853,973
Molycorp Inc. *	69,800	3,267,338
		14,154,433
EDUCATION SERVICES—0.5%
ITT Educational Services Inc.*	23,600	1,553,824

ELECTRICAL COMPONENTS & EQUIPMENT—2.9%
AMETEK Inc.	143,700	5,860,086
General Cable Corp. *	92,400	3,419,724
		9,279,810
ELECTRONIC MANUFACTURING SERVICES—1.2%
Trimble Navigation Ltd.*	79,300	3,654,144

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Stericycle Inc.*	36,800	2,888,432

GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.*	96,500	2,683,665

GOLD—1.7%
Yamana Gold Inc.	478,200	5,403,660

HEALTH CARE DISTRIBUTORS—1.0%
Cardinal Health Inc.	75,300	3,125,703

HEALTH CARE FACILITIES—0.5%
Universal Health Services Inc., Cl. B	36,000	1,515,600

HEALTH CARE SERVICES—0.5%
Quest Diagnostics Inc.	28,500	1,623,075

HEALTH CARE TECHNOLOGY—0.3%
SXC Health Solutions Corp.*	20,200	971,822

HOME FURNISHING RETAIL—0.8%
Williams-Sonoma Inc.	73,700	2,373,140

HOMEBUILDING—0.5%
NVR Inc.*	2,000	1,530,000

HOTELS RESORTS & CRUISE LINES—2.8%
Interval Leisure Group *	157,891	2,474,152
Morgans Hotel Group Co. *	170,800	1,543,178
Royal Caribbean Cruises Ltd. *	54,700	2,456,030

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—(CONT.)
Wyndham Worldwide Corporation	83,300	$2,343,229
		8,816,589
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International Inc.	47,300	1,483,328

INDUSTRIAL MACHINERY—4.2%
Flowserve Corp.	33,700	4,212,163
Pall Corp.	62,700	3,474,207
SPX Corp.	72,700	5,698,226
		13,384,596
INTERNET RETAIL—2.1%
Expedia Inc.	90,300	2,271,948
NetFlix Inc. *	12,400	2,654,592
priceline.com Inc. *	3,700	1,585,524
		6,512,064
INTERNET SOFTWARE & SERVICES—2.9%
OpenTable Inc.*	115,555	9,084,934

INVESTMENT BANKING & BROKERAGE—1.1%
Greenhill & Co., Inc.	49,300	3,422,406

IT CONSULTING & OTHER SERVICES—1.5%
Cognizant Technology Solutions Corp., Cl. A*	64,500	4,705,275

LEISURE PRODUCTS—1.3%
Coach Inc.	27,700	1,498,293
Polo Ralph Lauren Corp., Cl. A	24,600	2,636,628
		4,134,921
LIFE SCIENCES TOOLS & SERVICES—0.5%
ICON PLC#*	78,600	1,750,422

MANAGED HEALTH CARE—2.6%
Aetna Inc.	150,600	4,960,764
CIGNA Corp.	74,600	3,134,692
		8,095,456
NETWORKING EQUIPMENT—0.5%
Fortinet Inc.*	44,800	1,722,560

OIL & GAS DRILLING—1.6%
Nabors Industries Ltd.*	206,100	5,028,840

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp. *	64,400	3,432,520
National Oilwell Varco Inc.	57,075	4,217,843
		7,650,363
OIL & GAS EXPLORATION & PRODUCTION—4.3%
Concho Resources Inc., /Restricted *,(a)	34,800	3,349,500
Nexen Inc.	208,700	5,248,805
Plains Exploration & Production Co. *	134,700	4,768,380
		13,366,685
OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
BM&F Bovespa SA	372,027	2,599,169

PHARMACEUTICALS—2.1%
Medicis Pharmaceutical Corp., Cl. A	141,300	3,593,259

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Mylan Inc. *	133,000	$3,080,280
		6,673,539
PRECIOUS METALS & MINERALS—0.4%
Stillwater Mining Co.*	60,700	1,315,976

RAILROADS—0.9%
CSX Corp.	39,300	2,774,580

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
BR Malls Participacoes SA	208,500	1,900,570

REAL ESTATE SERVICES—0.8%
CB Richard Ellis Group, Inc.*	114,600	2,542,974

RESEARCH & CONSULTING SERVICES—1.2%
Verisk Analytic Inc., Cl. A*	110,700	3,744,981

RESTAURANTS—0.9%
Chipotle Mexican Grill Inc. *	7,100	1,554,332
McCormick & Schmick’s Seafood Restaurants Inc. *	152,400	1,371,600
		2,925,932
SEMICONDUCTOR EQUIPMENT—1.6%
Lam Research Corp.*	99,900	4,984,011

SEMICONDUCTORS—7.0%
Altera Corp.	132,000	4,959,240
Applied Micro Circuits Corporation *	131,000	1,289,040
Avago Technologies Ltd.	119,000	3,416,490
Marvell Technology Group Ltd. *	95,700	1,819,257
Netlogic Microsystems Inc. *	83,800	2,921,268
NVIDIA Corp. *	79,700	1,906,424
ON Semiconductor Corp. *	284,400	3,142,620
Skyworks Solutions Inc. *	82,800	2,630,556
		22,084,895
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	39,000	1,571,700

SYSTEMS SOFTWARE—0.5%
Check Point Software Technologies Ltd.*	33,100	1,474,605

WIRELESS TELECOMMUNICATION SERVICES—1.0%
MetroPCS Communications Inc. *	120,900	1,563,237
SBA Communications Corp. *	39,700	1,619,760
		3,182,997
TOTAL COMMON STOCKS (Cost $273,647,978)		301,707,487

CONVERTIBLE PREFERRED STOCK—0.7%

BIOTECHNOLOGY—0.7%
Merrimack Pharmaceuticals Inc., Cl. B-10, *,(L3),(b),(c)	43,693	252,895
Merrimack Pharmaceuticals Inc., Cl. B-3, *,(L3),(d),(e)	4,369	25,288
Merrimack Pharmaceuticals Inc., Cl. B-4, *,(L3),(f),(g)	130,970	758,054
Merrimack Pharmaceuticals Inc., Cl. B-7, *,(L3),(b),(c)	43,693	252,895

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—(CONT.)

BIOTECHNOLOGY—(CONT.)
Merrimack Pharmaceuticals Inc., Cl. C-2, *,(L3),(h),(i)	232,232	$870,870
		2,160,002
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,160,003)		2,160,002

Total Investments (Cost $275,807,981)(j)	96.6%	303,867,489
Other Assets in Excess of Liabilities	3.4	10,705,666

NET ASSETS	100.0%	$314,573,155

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $1,576,440 and represents 1.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $252,895 and represents 0.1% of the net assets of the Fund.

(c)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $252,895 and represents 0.1% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $25,288 and represents 0.0% of the net assets of the Fund.

(e)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $25,288 and represents 0.0% of the net assets of the Fund.

(f)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $758,055 and represents 0.2% of the net assets of the Fund.

(g)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $758,055 and represents 0.2% of the net assets of the Fund.

(h)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $870,870 and represents 0.3% of the net assets of the Fund.

(i)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $870,870 and represents 0.3% of the net assets of the Fund.

(j)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $277,204,702 amounted to $26,662,787 which consisted of aggregate gross unrealized appreciation of $35,533,806 and aggregate gross unrealized depreciation of $8,871,019.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—95.8%

ADVERTISING—1.4%
Focus Media Holding Ltd. #*	297,750	$7,416,953
Interpublic Group of Cos., Inc., /The *	627,200	6,704,768
		14,121,721
AEROSPACE & DEFENSE—1.9%
AAR Corp. *	395,900	10,606,161
BE Aerospace Inc. *	200,050	7,739,935
		18,346,096
AIRLINES—0.9%
United Continental Holdings Inc.*	347,750	8,832,850

APPAREL RETAIL—1.4%
AnnTaylor Stores Corp. *	395,450	8,747,354
Childrens Place Retail Stores Inc., /The *	115,200	4,825,728
		13,573,082
APPLICATION SOFTWARE—6.3%
Ansys Inc. *	53,175	2,789,029
Concur Technologies Inc. *	145,950	7,447,829
Informatica Corp. *	261,500	12,133,600
Nice Systems Ltd. #*	285,750	9,349,740
QLIK Technologies Inc. *	309,900	7,192,779
Solera Holdings Inc.	169,356	8,862,399
Synopsys Inc. *	271,270	7,359,555
Taleo Corp., Cl. A *	236,850	6,977,601
		62,112,532
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Affiliated Managers Group Inc. *	101,562	10,342,058
Fortress Investment Group LLC *	863,050	4,703,623
Janus Capital Group Inc.	376,150	4,856,096
		19,901,777
AUTO PARTS & EQUIPMENT—1.2%
Dana Holding Corp.*	674,695	12,090,534

AUTOMOTIVE RETAIL—0.6%
Carmax Inc.*	193,500	6,317,775

BIOTECHNOLOGY—3.8%
Alexion Pharmaceuticals Inc. *	82,100	6,881,622
BioMarin Pharmaceutical Inc. *	72,300	1,837,866
Human Genome Sciences Inc. *	329,550	7,994,883
Incyte Corp., Ltd. *	149,350	2,201,419
InterMune Inc. *	130,050	4,859,968
Optimer Pharmaceuticals Inc. *	510,100	5,611,100
Savient Pharmaceuticals Inc. *	274,820	2,536,589
United Therapeutics Corp. *	72,950	4,959,141
		36,882,588
CABLE & SATELLITE—0.9%
Sirius XM Radio Inc.*	5,706,120	9,215,384

COAL & CONSUMABLE FUELS—1.0%
Arch Coal Inc.	167,950	5,752,288
Patriot Coal Corp. *	164,900	4,315,433
		10,067,721

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMODITY CHEMICALS—0.5%
STR Holdings Inc.*	285,050	$5,210,714

COMMUNICATIONS EQUIPMENT—4.0%
Acme Packet Inc. *	110,900	5,964,202
Ciena Corp. *	292,000	6,432,760
Finisar Corp. *	357,800	11,914,740
JDS Uniphase Corp. *	576,600	9,784,902
Riverbed Technology Inc. *	151,100	5,419,957
		39,516,561
CONSTRUCTION & ENGINEERING—0.9%
Aecom Technology Corp.*	291,290	8,526,058

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
AGCO Corp.*	140,950	7,146,165

DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Wright Express Corp.*	236,950	11,212,474

DISTRIBUTORS—1.0%
LKQ Corp.*	420,250	10,153,240

DIVERSIFIED CHEMICALS—0.7%
Solutia Inc.*	269,200	6,304,664

DIVERSIFIED METALS & MINING—0.5%
Walter Energy, Inc.	33,450	4,357,531

EDUCATION SERVICES—0.5%
ITT Educational Services Inc.*	70,150	4,618,676

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	158,200	10,393,740

ELECTRICAL COMPONENTS & EQUIPMENT—3.8%
AMETEK Inc.	272,100	11,096,238
GrafTech International Ltd. *	439,750	9,234,750
Roper Industries Inc.	51,400	3,993,266
Thomas & Betts Corp. *	51,100	2,626,029
Woodward Governor Co.	303,900	10,249,027
		37,199,310
ELECTRONIC MANUFACTURING SERVICES—1.2%
Trimble Navigation Ltd.*	259,595	11,962,138

ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Clean Harbors, Inc. *	94,400	8,499,776
Tetra Tech Inc. *	316,450	7,324,235
Waste Connections Inc.	355,275	10,292,317
		26,116,328
FOOD DISTRIBUTORS—0.5%
United Natural Foods Inc.*	130,850	4,841,450

FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	578,300	5,806,132

GENERAL MERCHANDISE STORES—1.0%
Dollar Tree Inc.*	196,580	9,943,016

GOLD—0.5%
Gammon Gold Inc.*	652,450	4,912,949

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE EQUIPMENT—1.2%
Sirona Dental Systems Inc. *	155,500	$6,812,455
Thoratec Corp. *	216,550	5,108,414
		11,920,869
HEALTH CARE FACILITIES—2.0%
Community Health Systems Inc. *	125,050	4,391,756
Kindred Healthcare Inc. *	100,600	1,882,226
Universal Health Services Inc., Cl. B	180,600	7,603,260
VCA Antech Inc. *	251,750	5,770,110
		19,647,352
HEALTH CARE SERVICES—1.2%
Catalyst Health Solutions, Inc. *	83,600	3,628,240
Emergency Medical Services Corp. *	125,950	8,501,625
		12,129,865
HOME FURNISHING RETAIL—0.8%
Williams-Sonoma Inc.	255,350	8,222,270

HOTELS RESORTS & CRUISE LINES—1.6%
Gaylord Entertainment Co. *	248,700	8,291,658
Wyndham Worldwide Corporation	251,050	7,062,037
		15,353,695
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	102,150	7,028,941

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	203,800	9,323,850

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
Robert Half International Inc.	73,700	2,311,232
Towers Watson & Co.	129,400	7,056,182
		9,367,414
INDUSTRIAL CONGLOMERATES—0.5%
McDermott International Inc.*	239,600	4,978,888

INDUSTRIAL MACHINERY—3.9%
Actuant Corp., Cl. A	306,600	8,502,018
Barnes Group Inc.	294,900	5,844,918
Clarcor Inc.	131,300	5,669,534
Pall Corp.	162,350	8,995,814
SPX Corp.	113,850	8,923,563
		37,935,847
INTERNET SOFTWARE & SERVICES—3.7%
GSI Commerce Inc. *	337,800	7,782,912
IAC/InterActiveCorp. *	318,850	9,020,267
OpenTable Inc. *	148,000	11,635,760
VistaPrint Ltd. *	157,500	7,975,800
		36,414,739
INVESTMENT BANKING & BROKERAGE—0.9%
Greenhill & Co., Inc.	119,400	8,288,748

IT CONSULTING & OTHER SERVICES—0.4%
SRA International, Inc., Cl. A*	148,600	3,964,648

LEISURE FACILITIES—0.7%
Life Time Fitness Inc.*	167,950	6,697,846

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—0.9%
Phillips-Van Heusen Corp.	155,700	$9,088,209

LIFE SCIENCES TOOLS & SERVICES—2.0%
Bruker Corp. *	396,750	6,943,125
ICON PLC #*	164,200	3,656,734
Parexel International Corp. *	380,250	8,825,603
		19,425,462
MANAGED HEALTH CARE—1.8%
Amerigroup Corp. *	173,350	9,078,339
Coventry Health Care Inc. *	271,200	8,127,864
		17,206,203
METAL & GLASS CONTAINERS—0.9%
Crown Holdings Inc.*	275,850	9,202,356

OIL & GAS DRILLING—0.7%
Helmerich & Payne Inc.	111,500	6,548,395

OIL & GAS EQUIPMENT & SERVICES—1.2%
Cal Dive International Inc. *	529,100	3,248,674
Subsea 7 SA	345,850	8,473,325
		11,721,999
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Concho Resources Inc. *	48,750	4,692,187
Plains Exploration & Production Co. *	346,050	12,250,170
Quicksilver Resources Inc. *	234,500	3,519,845
SM Energy Co.	67,100	4,170,936
		24,633,138
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group Inc. *	271,900	7,240,697
Ralcorp Holdings Inc. *	112,600	6,891,120
		14,131,817
PHARMACEUTICALS—3.0%
Auxilium Pharmaceuticals Inc. *	295,454	6,703,851
Medicis Pharmaceutical Corp., Cl. A	279,800	7,115,314
Mylan Inc. *	391,390	9,064,593
Perrigo Co.	94,900	6,903,026
		29,786,784
PRECIOUS METALS & MINERALS—0.5%
Stillwater Mining Co.*	243,950	5,288,836

RAILROADS—1.0%
Genesee & Wyoming Inc., Cl. A*	190,150	9,840,263

REAL ESTATE SERVICES—0.8%
CB Richard Ellis Group, Inc.*	371,700	8,248,023

REGIONAL BANKS—0.8%
Signature Bank*	148,450	7,755,028

REINSURANCE—0.4%
Platinum Underwriters Holdings Ltd.	85,700	3,787,940

RESEARCH & CONSULTING SERVICES—1.6%
ICF International Inc. *	284,700	6,862,693

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—(CONT.)
IHS Inc., Cl. A *	109,750	$8,995,110
		15,857,803
RESTAURANTS—0.5%
Darden Restaurants Inc.	95,200	4,484,872

RETAIL REITS—0.7%
Macerich Co., /The	140,900	6,856,194

SECURITY & ALARM SERVICES—0.8%
Geo Group Inc., /The*	339,350	8,066,349

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems Inc.*	332,850	12,005,899

SEMICONDUCTORS—5.7%
Applied Micro Circuits Corporation *	492,600	4,847,184
Atheros Communications Inc. *	111,250	4,960,637
Atmel Corp. *	536,600	7,265,564
Mellanox Technologies Ltd. *	294,855	8,064,284
Netlogic Microsystems Inc. *	264,800	9,230,928
ON Semiconductor Corp. *	793,900	8,772,595
Skyworks Solutions Inc. *	382,950	12,166,322
		55,307,514
SPECIALIZED CONSUMER SERVICES—0.9%
Sotheby’s	217,750	8,775,325

SPECIALTY CHEMICALS—1.0%
Rockwood Holdings Inc.*	249,900	10,143,441

SPECIALTY STORES—1.1%
PetSmart Inc.	257,350	10,355,764

SYSTEMS SOFTWARE—0.5%
MICROS Systems Inc.*	109,350	5,001,669

THRIFTS & MORTGAGE FINANCE—0.4%
Brookline Bancorp Inc.	357,600	3,872,808

WIRELESS TELECOMMUNICATION SERVICES—1.2%
MetroPCS Communications Inc. *	156,150	2,019,020
SBA Communications Corp. *	253,000	10,322,400
		12,341,420
TOTAL COMMON STOCKS (Cost $752,406,939)		940,691,689

Total Investments (Cost $752,406,939)(a)	95.8%	940,691,689
Other Assets in Excess of Liabilities	4.2	41,287,927

NET ASSETS	100.0%	$981,979,616

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $753,482,938 amounted to $187,208,751 which consisted of aggregate gross unrealized appreciation of $206,191,342 and aggregate gross unrealized depreciation of $18,982,591.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.8%

AEROSPACE & DEFENSE—2.3%
AAR Corp. *	131,236	$3,515,812
Esterline Technologies Corp. *	63,920	4,549,826
		8,065,638
APPAREL RETAIL—1.8%
AnnTaylor Stores Corp. *	155,900	3,448,508
Childrens Place Retail Stores Inc., /The *	60,500	2,534,345
Talbots Inc. *	108,300	591,318
		6,574,171
APPLICATION SOFTWARE—8.9%
BroadSoft Inc. *	120,100	3,327,971
Cadence Design Systems, Inc. *	444,100	3,854,788
Concur Technologies Inc. *	55,195	2,816,601
Nice Systems Ltd. #*	124,225	4,064,642
QLIK Technologies Inc. *	118,186	2,743,097
RealPage Inc. *	102,100	2,796,519
Solera Holdings Inc.	69,645	3,644,523
Taleo Corp., Cl. A *	98,900	2,913,594
Ultimate Software Group Inc. *	60,500	2,940,300
VanceInfo Technologies Inc. #*	82,300	2,872,270
		31,974,305
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Fortress Investment Group LLC*	590,500	3,218,225

AUTO PARTS & EQUIPMENT—1.3%
Dana Holding Corp.*	249,800	4,476,416

BIOTECHNOLOGY—2.9%
Cubist Pharmaceuticals Inc. *	67,700	1,485,338
Incyte Corp., Ltd. *	91,000	1,341,340
InterMune Inc. *	72,900	2,724,273
Onyx Pharmaceuticals Inc. *	30,400	1,072,664
Optimer Pharmaceuticals Inc. *	260,600	2,866,600
Savient Pharmaceuticals Inc. *	103,500	955,305
		10,445,520
COAL & CONSUMABLE FUELS—0.8%
Patriot Coal Corp.*	111,900	2,928,423

COMMODITY CHEMICALS—0.5%
STR Holdings Inc.*	88,400	1,615,952

COMMUNICATIONS EQUIPMENT—4.4%
Acme Packet Inc. *	42,300	2,274,894
Aruba Networks Inc. *	110,600	2,383,430
Ciena Corp. *	115,400	2,542,262
Finisar Corp. *	142,100	4,731,930
Riverbed Technology Inc. *	104,800	3,759,176
		15,691,692
CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	101,795	2,979,540

DATA PROCESSING & OUTSOURCED SERVICES—1.5%
FleetCor Technologies Inc. *	37,200	1,116,000
Wright Express Corp. *	92,975	4,399,577
		5,515,577

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DISTRIBUTORS—1.2%
LKQ Corp.*	178,670	$4,316,667

DIVERSIFIED CHEMICALS—0.8%
Solutia Inc.*	114,200	2,674,564

EDUCATION SERVICES—0.6%
American Public Education Inc.*	63,300	2,124,348

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	63,200	4,152,240

ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
GrafTech International Ltd. *	207,600	4,359,600
Woodward Governor Co.	112,760	3,802,831
		8,162,431
ELECTRONIC COMPONENTS—0.5%
Aeroflex Holding Corp.*	110,200	1,729,038

ENVIRONMENTAL & FACILITIES SERVICES—3.2%
Clean Harbors, Inc. *	44,000	3,961,760
Tetra Tech Inc. *	125,400	2,902,383
Waste Connections Inc.	153,150	4,436,756
		11,300,899
FOOD DISTRIBUTORS—0.9%
United Natural Foods Inc.*	84,400	3,122,800

FOOD RETAIL—0.4%
Fresh Market Inc., /The*	34,800	1,279,596

FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	210,100	2,109,404

GOLD—0.5%
Gammon Gold Inc.*	257,900	1,941,987

HEALTH CARE EQUIPMENT—3.6%
Arthrocare Corp. *	57,600	1,612,224
Insulet Corp. *	173,800	2,959,814
MAKO Surgical Corp. *	137,200	2,129,344
Sirona Dental Systems Inc. *	46,500	2,037,165
Thoratec Corp. *	97,728	2,305,403
Wright Medical Group Inc. *	122,800	1,824,808
		12,868,758
HEALTH CARE FACILITIES—0.8%
Healthsouth Corp. *	42,400	959,088
LifePoint Hospitals Inc. *	50,500	1,777,600
		2,736,688
HEALTH CARE SERVICES—2.1%
Catalyst Health Solutions, Inc. *	92,100	3,997,140
Gentiva Health Services Inc. *	109,600	2,522,992
HMS Holdings Corp. *	14,800	952,232
		7,472,364
HEALTH CARE TECHNOLOGY—2.2%
MedAssets Inc. *	190,000	3,729,700
Medidata Solutions Inc. *	170,700	4,258,965
		7,988,665

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma Inc.	100,300	$3,229,660

HOME FURNISHINGS—0.4%
Ethan Allen Interiors Inc.	63,579	1,424,170

HOTELS RESORTS & CRUISE LINES—2.0%
Gaylord Entertainment Co. *	113,400	3,780,756
Interval Leisure Group *	214,500	3,361,215
		7,141,971
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	80,400	3,678,300

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.1%
Towers Watson & Co.	71,700	3,909,801

INDUSTRIAL MACHINERY—4.0%
Actuant Corp., Cl. A	161,240	4,471,185
Barnes Group Inc.	161,600	3,202,912
Clarcor Inc.	59,100	2,551,938
RBC Bearings Inc. *	122,100	4,245,417
		14,471,452
INTERNET RETAIL—1.2%
Shutterfly Inc.*	123,000	4,094,670

INTERNET SOFTWARE & SERVICES—5.0%
Ancestry.com Inc. *	97,500	3,471,000
GSI Commerce Inc. *	143,349	3,302,761
LogMeIn, Inc. *	93,700	3,610,261
OpenTable Inc. *	51,800	4,072,516
VistaPrint Ltd. *	68,000	3,443,520
		17,900,058
INVESTMENT BANKING & BROKERAGE—1.2%
FXCM Inc. *	96,600	1,310,862
Greenhill & Co., Inc.	40,700	2,825,394
		4,136,256
IT CONSULTING & OTHER SERVICES—0.5%
SRA International, Inc., Cl. A*	63,600	1,696,848

LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	73,375	2,926,195

LEISURE PRODUCTS—1.3%
Carter’s Inc. *	25,500	706,350
Vera Bradley Inc. *	43,200	1,485,864
Warnaco Group Inc., /The *	49,600	2,533,568
		4,725,782
LIFE SCIENCES TOOLS & SERVICES—2.0%
Bruker Corp. *	207,200	3,626,000
Parexel International Corp. *	153,808	3,569,884
		7,195,884
MANAGED HEALTH CARE—1.0%
Amerigroup Corp.*	67,300	3,524,501

METAL & GLASS CONTAINERS—0.9%
Silgan Holdings Inc.	89,270	3,332,449

	SHARES	VALUE
COMMON STOCKS—(CONT.)

NETWORKING EQUIPMENT—0.5%
Fortinet Inc.*	46,300	$1,780,235

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	128,300	1,035,381

OIL & GAS EQUIPMENT & SERVICES—1.8%
Cal Dive International Inc. *	235,100	1,443,514
Complete Production Services I *	40,400	1,128,776
Dril-Quip Inc. *	25,220	1,944,966
Lufkin Industries Inc.	28,100	1,874,832
		6,392,088
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Brigham Exploration Co. *	42,100	1,246,581
Energy XXI Bermuda Ltd. *	65,700	1,892,817
Kodiak Oil & Gas Corp. *	365,100	2,318,385
Quicksilver Resources Inc. *	94,800	1,422,948
Rosetta Resources Inc. *	52,900	2,113,355
Swift Energy Co. *	27,400	1,168,884
		10,162,970
PACKAGED FOODS & MEATS—1.2%
Diamond Foods, Inc.	36,000	1,791,720
Hain Celestial Group Inc. *	98,420	2,620,925
		4,412,645
PHARMACEUTICALS—1.6%
Auxilium Pharmaceuticals Inc. *	120,900	2,743,221
Medicis Pharmaceutical Corp., Cl. A	121,600	3,092,288
		5,835,509
PRECIOUS METALS & MINERALS—0.6%
Stillwater Mining Co.*	95,000	2,059,600

PUBLISHING—0.8%
Valassis Communications Inc.*	92,000	2,791,280

RAILROADS—1.0%
Genesee & Wyoming Inc., Cl. A*	69,200	3,581,100

REGIONAL BANKS—1.8%
Investors Bancorp, Inc. *	111,900	1,490,508
Signature Bank *	64,900	3,390,376
Susquehanna Bancshares Inc.	72,900	696,924
Texas Capital Bancshares Inc. *	32,500	792,675
		6,370,483
REINSURANCE—0.4%
Platinum Underwriters Holdings Ltd.	32,000	1,414,400

RESEARCH & CONSULTING SERVICES—1.6%
ICF International Inc. *	94,300	2,273,101
Resources Connection Inc.	164,700	3,300,588
		5,573,689
RESTAURANTS—2.0%
Cheesecake Factory Inc., /The *	103,500	3,054,285
McCormick & Schmick’s Seafood Restaurants Inc. *	189,935	1,709,415
Sonic Corp. *	252,001	2,416,689
		7,180,389

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	168,970	$4,016,417

SEMICONDUCTOR EQUIPMENT—1.3%
Novellus Systems Inc.*	125,800	4,537,606

SEMICONDUCTORS—4.5%
Applied Micro Circuits Corporation *	276,700	2,722,728
Atheros Communications Inc. *	81,525	3,635,200
Mellanox Technologies Ltd. *	108,861	2,977,348
Monolithic Power Systems Inc. *	137,900	2,022,993
Netlogic Microsystems Inc. *	102,100	3,559,206
RF Micro Devices Inc. *	184,500	1,239,840
		16,157,315
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	71,600	2,885,480

SPECIALTY CHEMICALS—2.0%
Kraton Performance Polymers Inc. *	85,800	2,693,262
Rockwood Holdings Inc. *	112,600	4,570,434
		7,263,696
SPECIALTY STORES—2.2%
OfficeMax Inc. *	62,300	1,001,161
Ulta Salon, Cosmetics & Fragrance, Inc. *	112,500	4,167,000
Vitamin Shoppe Inc. *	80,000	2,538,400
		7,706,561
THRIFTS & MORTGAGE FINANCE—0.2%
Northwest Bancshares Inc.	78,500	919,628

TOTAL COMMON STOCKS (Cost $287,572,732)		352,930,377

Total Investments (Cost $287,572,732)(a)	98.8%	352,930,377
Other Assets in Excess of Liabilities	1.2	4,171,142

NET ASSETS	100.0%	$357,101,519

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $287,936,893 amounted to $64,993,484 which consisted of aggregate gross unrealized appreciation of $76,353,635 and aggregate gross unrealized depreciation of $11,360,151.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡  (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.2%

ADVERTISING—1.2%
Focus Media Holding Ltd. #*	4,950	$123,305
Interpublic Group of Cos., Inc., /The *	7,735	82,687
		205,992
AEROSPACE & DEFENSE—1.9%
AAR Corp. *	5,630	150,828
Esterline Technologies Corp. *	2,425	172,611
		323,439
APPAREL RETAIL—1.6%
AnnTaylor Stores Corp. *	6,625	146,545
Childrens Place Retail Stores Inc., /The *	2,775	116,245
		262,790
APPLICATION SOFTWARE—6.4%
BroadSoft Inc. *	4,980	137,996
Concur Technologies Inc. *	2,110	107,673
Informatica Corp. *	4,350	201,840
Mentor Graphics Corp. *	8,195	104,363
Nice Systems Ltd. #*	2,110	69,039
QLIK Technologies Inc. *	5,685	131,949
RealPage Inc. *	4,320	118,325
VanceInfo Technologies Inc. #*	3,540	123,546
Verint Systems Inc. *	2,490	85,806
		1,080,537
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Affiliated Managers Group Inc. *	1,620	164,964
Fortress Investment Group LLC *	21,155	115,295
Janus Capital Group Inc.	8,010	103,409
		383,668
AUTO PARTS & EQUIPMENT—1.0%
Dana Holding Corp.*	9,410	168,627

BIOTECHNOLOGY—3.2%
Alexion Pharmaceuticals Inc. *	1,380	115,671
Human Genome Sciences Inc. *	4,730	114,750
InterMune Inc. *	2,845	106,318
Optimer Pharmaceuticals Inc. *	10,390	114,290
United Therapeutics Corp. *	1,315	89,394
		540,423
CABLE & SATELLITE—0.8%
Sirius XM Radio Inc.*	87,470	141,264

CASINOS & GAMING—0.4%
WMS Industries Inc.*	1,790	75,090

COAL & CONSUMABLE FUELS—1.0%
Arch Coal Inc.	2,575	88,194
Patriot Coal Corp. *	3,155	82,566
		170,760
COMMUNICATIONS EQUIPMENT—3.5%
Aruba Networks Inc. *	5,345	115,185
Ciena Corp. *	2,825	62,235
Finisar Corp. *	5,720	190,476
JDS Uniphase Corp. *	6,915	117,347

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMUNICATIONS EQUIPMENT—(CONT.)
Riverbed Technology Inc. *	3,090	$110,838
		596,081
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	4,230	123,812

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
AGCO Corp.*	2,785	141,200

DISTRIBUTORS—0.9%
LKQ Corp.*	6,025	145,564

DIVERSIFIED CHEMICALS—0.7%
Solutia Inc.*	5,015	117,451

DIVERSIFIED METALS & MINING—0.5%
Walter Energy, Inc.	655	85,327

EDUCATION SERVICES—0.5%
American Public Education Inc.*	2,430	81,551

ELECTRIC UTILITIES—0.8%
ITC Holdings Corp.	2,180	143,226

ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
AMETEK Inc.	4,162	169,727
GrafTech International Ltd. *	6,875	144,375
Thomas & Betts Corp. *	1,385	71,175
Woodward Governor Co.	4,000	134,900
		520,177
ELECTRONIC COMPONENTS—1.6%
Aeroflex Holding Corp. *	4,825	75,704
Fabrinet *	8,360	200,222
		275,926
ELECTRONIC MANUFACTURING SERVICES—1.0%
Trimble Navigation Ltd.*	3,540	163,123

ENVIRONMENTAL & FACILITIES SERVICES—1.7%
Clean Harbors, Inc. *	1,645	148,116
Waste Connections Inc.	4,545	131,668
		279,784
FOOD DISTRIBUTORS—0.7%
United Natural Foods Inc.*	3,190	118,030

FOOD RETAIL—0.5%
Fresh Market Inc., /The*	2,330	85,674

FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	10,020	100,601

GENERAL MERCHANDISE STORES—1.0%
Dollar Tree Inc.*	3,332	168,533

GOLD—0.5%
Gammon Gold Inc.*	11,990	90,285

HEALTH CARE EQUIPMENT—2.8%
HeartWare International Inc. *	1,515	140,910
Insulet Corp. *	7,155	121,850
MAKO Surgical Corp. *	5,345	82,954

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE EQUIPMENT—(CONT.)
Sirona Dental Systems Inc. *	2,710	$118,725
		464,439
HEALTH CARE FACILITIES—0.7%
Universal Health Services Inc., Cl. B	3,015	126,932

HEALTH CARE SERVICES—0.8%
Catalyst Health Solutions, Inc.*	3,315	143,871

HEALTH CARE TECHNOLOGY—1.7%
MedAssets Inc. *	6,695	131,423
Medidata Solutions Inc. *	6,390	159,430
		290,853
HOME FURNISHING RETAIL—0.7%
Williams-Sonoma Inc.	3,815	122,843

HOME FURNISHINGS—0.5%
Ethan Allen Interiors Inc.	3,750	84,000

HOTELS RESORTS & CRUISE LINES—2.1%
eLong Inc. #*	6,525	109,946
Gaylord Entertainment Co. *	3,365	112,189
Interval Leisure Group *	8,425	132,020
		354,155
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	1,645	113,192

INDUSTRIAL MACHINERY—3.8%
Actuant Corp., Cl. A	5,080	140,869
Barnes Group Inc.	4,860	96,325
Clarcor Inc.	2,835	122,415
RBC Bearings Inc. *	3,865	134,386
SPX Corp.	1,920	150,490
		644,485
INTERNET RETAIL—1.1%
Shutterfly Inc.*	5,490	182,762

INTERNET SOFTWARE & SERVICES—6.9%
Ancestry.com Inc. *	4,020	143,112
GSI Commerce Inc. *	5,415	124,762
IAC/InterActiveCorp. *	4,415	124,900
LogMeIn, Inc. *	3,895	150,074
OpenTable Inc. *	2,115	166,281
SPS Commerce Inc. *	12,405	196,930
support.com Inc. *	26,945	149,275
VistaPrint Ltd. *	2,180	110,395
		1,165,729
INVESTMENT BANKING & BROKERAGE—0.8%
Greenhill & Co., Inc.	1,940	134,675

IT CONSULTING & OTHER SERVICES—0.7%
Booz Allen Hamilton Holding Co.*	6,180	115,319

LEISURE FACILITIES—0.7%
Life Time Fitness Inc.*	3,135	125,024

LEISURE PRODUCTS—1.4%
Phillips-Van Heusen Corp.	2,160	126,079

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—(CONT.)
Vera Bradley Inc. *	3,120	$107,313
		233,392
LIFE SCIENCES TOOLS & SERVICES—0.8%
Parexel International Corp.*	5,645	131,021

MANAGED HEALTH CARE—1.8%
Amerigroup Corp. *	3,065	160,514
Coventry Health Care Inc. *	4,555	136,513
		297,027
METAL & GLASS CONTAINERS—0.8%
Silgan Holdings Inc.	3,550	132,521

NETWORKING EQUIPMENT—0.6%
Fortinet Inc.*	2,740	105,353

OFFICE SERVICES & SUPPLIES—0.4%
American Reprographics Co.*	8,600	69,402

OIL & GAS EQUIPMENT & SERVICES—1.5%
Complete Production Services I *	1,842	51,465
Dril-Quip Inc. *	1,305	100,642
Subsea 7 SA	4,075	99,837
		251,944
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Concho Resources Inc. *	750	72,188
Kodiak Oil & Gas Corp. *	13,585	86,265
Plains Exploration & Production Co. *	3,320	117,528
Quicksilver Resources Inc. *	3,850	57,788
Resolute Entergy Corp. *	6,340	114,754
		448,523
PACKAGED FOODS & MEATS—1.2%
Diamond Foods, Inc.	2,015	100,287
Hain Celestial Group Inc. *	3,770	100,395
		200,682
PHARMACEUTICALS—2.0%
Auxilium Pharmaceuticals Inc. *	5,305	120,370
Cadence Pharmaceuticals Inc. *	8,940	69,419
Mylan Inc. *	6,080	140,813
		330,602
PRECIOUS METALS & MINERALS—0.5%
Stillwater Mining Co.*	3,885	84,227

PUBLISHING—0.5%
Valassis Communications Inc.*	2,880	87,379

RAILROADS—0.8%
Genesee & Wyoming Inc., Cl. A*	2,675	138,431

REAL ESTATE SERVICES—1.0%
CB Richard Ellis Group, Inc.*	7,915	175,634

REGIONAL BANKS—1.1%
Investors Bancorp, Inc. *	4,955	66,001
Signature Bank *	2,205	115,189
		181,190

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—1.5%
ICF International Inc. *	4,590	$110,642
IHS Inc., Cl. A *	1,790	146,708
		257,350
RESTAURANTS—1.1%
Country Style Cooking Restaurant #*	3,325	77,805
Sonic Corp. *	11,295	108,319
		186,124
RETAIL REITS—0.6%
Macerich Co., /The	2,085	101,456

SECURITY & ALARM SERVICES—0.7%
Geo Group Inc., /The*	4,815	114,453

SEMICONDUCTOR EQUIPMENT—1.1%
Novellus Systems Inc.*	4,955	178,727

SEMICONDUCTORS—5.6%
Applied Micro Circuits Corporation *	7,705	75,817
Atheros Communications Inc. *	2,810	125,298
Atmel Corp. *	7,895	106,898
Mellanox Technologies Ltd. *	5,260	143,861
Netlogic Microsystems Inc. *	4,335	151,118
ON Semiconductor Corp. *	11,050	122,103
Skyworks Solutions Inc. *	6,575	208,888
		933,983
SPECIALIZED CONSUMER SERVICES—1.2%
Sotheby’s	3,000	120,900
Steiner Leisure Ltd. *	1,740	77,117
		198,017
SPECIALTY CHEMICALS—1.7%
Kraton Performance Polymers Inc. *	4,135	129,798
Rockwood Holdings Inc. *	3,935	159,721
		289,519
SPECIALTY STORES—0.7%
Vitamin Shoppe Inc.*	3,580	113,593

SYSTEMS SOFTWARE—0.5%
MICROS Systems Inc.*	1,840	84,162

THRIFTS & MORTGAGE FINANCE—0.4%
Northwest Bancshares Inc.	5,595	65,545

WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp.*	4,130	168,504

TOTAL COMMON STOCKS (Cost $12,080,656)		16,215,975

Total Investments (Cost $12,080,656)(a)	96.2%	16,215,975
Other Assets in Excess of Liabilities	3.8	634,952

NET ASSETS	100.0%	$16,850,927

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,142,805 amounted to $4,073,170 which consisted of aggregate gross unrealized appreciation of $4,239,353 and aggregate gross unrealized depreciation of $166,183.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—84.1%

BIOTECHNOLOGY—15.4%
Acorda Therapeutics Inc. *	39,550	$868,123
Alexion Pharmaceuticals Inc. *	28,600	2,397,252
Arqule Inc. *	446,200	2,735,206
Cephalon Inc. *	94,050	5,556,474
Cubist Pharmaceuticals Inc. *	107,600	2,360,744
Human Genome Sciences Inc. *	322,750	7,829,915
InterMune Inc. *	61,850	2,311,334
Optimer Pharmaceuticals Inc. *	751,560	8,267,160
Savient Pharmaceuticals Inc. *	132,100	1,219,283
United Therapeutics Corp. *	33,200	2,256,936
		35,802,427
DRUG RETAIL—2.9%
CVS Caremark Corp.	197,400	6,751,080

HEALTH CARE EQUIPMENT—14.4%
Arthrocare Corp. *	58,850	1,647,211
Covidien PLC	57,000	2,705,790
Edwards Lifesciences Corp. *	42,500	3,582,325
Hospira Inc. *	50,200	2,772,546
Insulet Corp. *	107,960	1,838,559
Intuitive Surgical Inc. *	18,100	5,844,671
Kinetic Concepts Inc. *	60,050	2,770,107
MAKO Surgical Corp. *	146,750	2,277,560
Medtronic Inc.	63,000	2,414,160
Stryker Corp.	79,250	4,561,630
Thoratec Corp. *	59,950	1,414,220
Wright Medical Group Inc. *	108,300	1,609,338
		33,438,117
HEALTH CARE FACILITIES—2.9%
Community Health Systems Inc. *	39,450	1,385,484
LifePoint Hospitals Inc. *	31,850	1,121,120
Select Medical Holdings Corp. *	250,000	1,685,000
Universal Health Services Inc., Cl. B	59,350	2,498,635
		6,690,239
HEALTH CARE SERVICES—0.5%
Express Scripts Inc.*	20,100	1,132,233

HEALTH CARE SUPPLIES—0.7%
Align Technology Inc.*	73,800	1,537,254

HEALTH CARE TECHNOLOGY—2.5%
MedAssets Inc. *	60,000	1,177,800
Medidata Solutions Inc. *	186,700	4,658,165
		5,835,965
INDUSTRIAL MACHINERY—0.8%
Pall Corp.	34,450	1,908,875

LIFE SCIENCES TOOLS & SERVICES—7.2%
Affymetrix Inc. *	160,165	776,800
Bruker Corp. *	146,500	2,563,750
Charles River Laboratories International Inc. *	31,150	1,194,603
Illumina Inc. *	54,630	3,788,044
Parexel International Corp. *	121,733	2,825,423

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LIFE SCIENCES TOOLS & SERVICES—(CONT.)
Thermo Fisher Scientific Inc. *	96,600	$5,532,282
		16,680,902
MANAGED HEALTH CARE—6.6%
Aetna Inc.	140,450	4,626,423
CIGNA Corp.	85,450	3,590,609
Humana Inc. *	31,100	1,802,867
UnitedHealth Group Inc.	31,200	1,280,760
WellPoint Inc. *	62,950	3,910,454
		15,211,113
PHARMACEUTICALS—30.2%
Abbott Laboratories	116,450	5,258,882
Allergan Inc.	84,500	5,966,545
Auxilium Pharmaceuticals Inc. *	305,528	6,932,430
Bristol-Myers Squibb Co.	134,600	3,389,228
Cadence Pharmaceuticals Inc. *	94,500	733,793
Forest Laboratories Inc. *	102,450	3,305,037
GlaxoSmithKline PLC #	90,000	3,269,700
Johnson & Johnson	42,150	2,519,305
Medicis Pharmaceutical Corp., Cl. A	161,590	4,109,234
Mylan Inc. *	262,850	6,087,606
Pfizer Inc.	403,650	7,354,503
Roche Holding AG	50,200	7,635,951
Sanofi-Aventis SA #	64,450	2,217,725
Shire PLC #	104,650	8,299,791
Valeant Pharmaceuticals International Inc.	81,654	2,982,821
		70,062,551
TOTAL COMMON STOCKS (Cost $177,711,444)		195,050,756

CONVERTIBLE PREFERRED STOCK—0.7%

BIOTECHNOLOGY—0.7%
Merrimack Pharmaceuticals Inc., Cl. B-10, *,(L3),(a)	34,186	197,868
Merrimack Pharmaceuticals Inc., Cl. B-3, *,(L3),(b)	3,418	19,783
Merrimack Pharmaceuticals Inc., Cl. B-4, *,(L3),(c)	102,471	593,102
Merrimack Pharmaceuticals Inc., Cl. B-7, *,(L3),(a)	34,186	197,869
Merrimack Pharmaceuticals Inc., Cl. C-2, *,(L3),(d)	181,700	681,375
		1,689,997
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,689,998)		1,689,997

Total Investments (Cost $179,401,442)(e)	84.8%	196,740,753
Other Assets in Excess of Liabilities	15.2	35,195,655

NET ASSETS	100.0%	$231,936,408

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.

#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $197,869 and represents 0.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $19,783 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $593,102 and represents 0.3% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $681,375 and represents 0.3% of the net assets of the Fund.

(e)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $180,326,661 amounted to $16,414,092 which consisted of aggregate gross unrealized appreciation of $25,137,049 and aggregate gross unrealized depreciation of $8,722,957.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—51.1%

ADVERTISING—0.3%
Focus Media Holding Ltd.#*	6,200	$154,442

AEROSPACE & DEFENSE—1.3%
BE Aerospace Inc. *	4,200	162,498
Boeing Co., /The	2,720	188,986
General Dynamics Corp.	4,000	301,600
ITT Corp.	2,410	141,997
		795,081
AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	3,200	289,024
United Parcel Service Inc., Cl. B	4,300	307,966
		596,990
APPLICATION SOFTWARE—0.5%
Adobe Systems Inc. *	4,400	145,420
Intuit Inc. *	3,000	140,790
		286,210
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
BlackRock Inc.	1,000	198,020
Invesco Ltd.	5,000	123,700
		321,720
AUTO PARTS & EQUIPMENT—0.2%
Visteon Corp.*	1,700	119,408

AUTOMOBILE MANUFACTURERS—0.1%
General Motors Co.*	1,700	62,033

BIOTECHNOLOGY—0.8%
Celgene Corp. *	2,700	139,131
Cephalon Inc. *	3,300	194,964
Human Genome Sciences Inc. *	7,000	169,820
		503,915
BROADCASTING & CABLE TV—0.1%
Discovery Communications Inc., Series C*	2,400	81,504

CABLE & SATELLITE—0.4%
Comcast Corp., Cl. A	7,500	160,800
Sirius XM Radio Inc. *	54,500	88,018
		248,818
CASINOS & GAMING—0.2%
International Game Technology	7,600	130,492

COAL & CONSUMABLE FUELS—0.4%
Peabody Energy Corp.	3,800	240,996

COMMUNICATIONS EQUIPMENT—2.0%
Brocade Communications Systems Inc. *	22,200	125,208
Cisco Systems Inc. *	26,155	553,178
Corning Inc.	6,700	148,807
Qualcomm Inc.	6,900	373,497
		1,200,690
COMPUTER & ELECTRONICS RETAIL—0.2%
GameStop Corp., Cl. A*	5,800	122,206

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER HARDWARE—3.2%
Apple Inc. *	3,965	$1,345,404
Hewlett-Packard Co.	12,800	584,832
		1,930,236
COMPUTER STORAGE & PERIPHERALS—0.9%
EMC Corp. *	17,300	430,597
NetApp Inc. *	2,300	125,879
		556,476
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	2,400	166,056
Foster Wheeler AG *	3,700	136,197
		302,253
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Caterpillar Inc.	2,600	252,226
Deere & Co.	2,000	181,800
Joy Global Inc.	1,700	148,206
		582,232
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	1,200	283,812

DISTILLERS & VINTNERS—0.1%
Diageo PLC#	1,000	76,800

DIVERSIFIED BANKS—0.4%
Wells Fargo & Co.	7,700	249,634

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	3,500	177,380

DIVERSIFIED METALS & MINING—0.3%
Cliffs Natural Resources Inc.	2,200	188,012

DRUG RETAIL—0.5%
CVS Caremark Corp.	8,000	273,600

ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Republic Services Inc.	3,500	107,940

EXCHANGE TRADED FUNDS—0.2%
iShares Barclays TIPS Bond Fund	878	94,420

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
Monsanto Co.	2,300	168,774
Mosaic Co., /The	900	72,936
Potash Corporation of Saskatchewan Inc.	900	160,002
		401,712
FINANCIALS—1.0%
iPATH S&P 500 VIX Short-Term Futures ETN *	5,434	174,105
iShares FTSE China 25 Index Fund	10,123	430,734
		604,839
FOOTWEAR—0.2%
NIKE Inc., Cl. B	1,700	140,216

GENERAL MERCHANDISE STORES—0.4%
Target Corp.	4,100	224,803

GOLD—0.5%
Goldcorp Inc.	3,800	152,798

	SHARES	VALUE
COMMON STOCKS—(CONT.)

GOLD—(CONT.)
Yamana Gold Inc.	11,600	$131,080
		283,878
HEALTH CARE EQUIPMENT—0.3%
Covidien PLC	2,100	99,687
Medtronic Inc.	2,100	80,472
		180,159
HEALTH CARE SUPPLIES—0.2%
Inverness Medical Innovation*	2,100	82,257

HOME ENTERTAINMENT SOFTWARE—0.3%
Electronic Arts Inc. *	6,500	101,335
Take-Two Interactive Software Inc. *	6,000	74,850
		176,185
HOME IMPROVEMENT RETAIL—0.3%
Lowe’s Companies, Inc.	6,500	161,200

HOMEBUILDING—0.5%
Toll Brothers Inc.*	15,700	317,768

HOTELS RESORTS & CRUISE LINES—0.2%
Carnival Corp.	2,200	98,362

HOUSEHOLD PRODUCTS—0.7%
Procter & Gamble Co., /The	6,325	399,297

HOUSEWARES & SPECIALTIES—0.2%
American Greetings Corp., Cl. A	5,600	121,688

HYPERMARKETS & SUPER CENTERS—0.6%
Wal-Mart Stores Inc.	6,100	342,027

INDUSTRIAL CONGLOMERATES—1.4%
3M Co.	3,700	325,304
General Electric Co.	10,400	209,456
McDermott International Inc. *	6,000	124,680
Tyco International Ltd.	4,400	197,252
		856,692
INDUSTRIAL GASES—0.2%
Praxair Inc.	1,400	130,256

INTEGRATED OIL & GAS—2.3%
Chevron Corp.	4,900	465,157
Exxon Mobil Corp.	9,700	782,596
Petroleo Brasileiro SA #	5,000	183,650
		1,431,403
INTEGRATED TELECOMMUNICATION SERVICES—0.1%
Verizon Communications Inc.	2,300	81,926

INTERNET RETAIL—0.8%
Amazon.com Inc. *	1,500	254,460
Expedia Inc.	9,700	244,052
		498,512
INTERNET SOFTWARE & SERVICES—1.9%
eBay Inc. *	8,890	269,900
Google Inc., Cl. A *	905	543,326
Mixi Inc. *	15	77,312

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTERNET SOFTWARE & SERVICES—(CONT.)
Yahoo! Inc. *	16,400	$264,368
		1,154,906
INVESTMENT BANKING & BROKERAGE—1.4%
Charles Schwab Corp., /The	10,400	187,720
Goldman Sachs Group Inc., /The	1,100	179,982
Lazard Ltd., Cl. A	5,730	239,056
Morgan Stanley	7,800	229,320
		836,078
IT CONSULTING & OTHER SERVICES—1.3%
Cognizant Technology Solutions Corp., Cl. A *	2,200	160,490
International Business Machines Corp.	3,800	615,600
		776,090
LEISURE PRODUCTS—0.2%
Coach Inc.	2,600	140,634

LIFE & HEALTH INSURANCE—0.6%
MetLife Inc.	3,100	141,887
Prudential Financial Inc.	3,200	196,832
		338,719
LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific Inc.*	4,300	246,261

MANAGED HEALTH CARE—0.8%
Aetna Inc.	5,100	167,994
CIGNA Corp.	2,000	84,040
UnitedHealth Group Inc.	4,200	172,410
WellPoint Inc. *	1,300	80,756
		505,200
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	4,300	126,807

MOVIES & ENTERTAINMENT—1.0%
Live Nation Entertainment Inc. *	6,600	68,640
Regal Entertainment Group, Cl. A	4,600	55,936
Time Warner Inc.	8,600	270,470
Viacom Inc., Cl. B	5,500	228,525
		623,571
OFFICE REITS—0.2%
Digital Realty Trust Inc.	2,500	136,000

OIL & GAS DRILLING—0.3%
Transocean Ltd.*	2,216	177,125

OIL & GAS EQUIPMENT & SERVICES—1.4%
Cameron International Corp. *	5,900	314,470
Schlumberger Ltd.	4,700	418,253
Weatherford International Ltd. *	4,100	97,252
		829,975
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Anadarko Petroleum Corp.	2,400	184,992
Chesapeake Energy Corp.	7,100	209,663
Devon Energy Corp.	1,500	133,035
Nexen Inc.	2,900	72,935

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Plains Exploration & Production Co. *	4,800	$169,920
		770,545
OIL & GAS STORAGE & TRANSPORTATION—0.5%
El Paso Pipeline Partners LP	5,100	177,123
Enterprise Products Partners LP	3,500	152,460
		329,583
OTHER DIVERSIFIED FINANCIAL SERVICES—1.3%
Bank of America Corp.	23,200	318,536
Citigroup Inc. *	16,400	79,048
JPMorgan Chase & Co.	9,200	413,448
		811,032
PACKAGED FOODS & MEATS—0.4%
Kraft Foods Inc., Cl. A	8,500	259,845

PAPER PRODUCTS—0.3%
International Paper Co.	6,700	193,496

PHARMACEUTICALS—2.7%
Abbott Laboratories	3,300	149,028
Bristol-Myers Squibb Co.	8,600	216,548
Johnson & Johnson	5,000	298,850
Merck & Co., Inc.	4,200	139,314
Mylan Inc. *	11,400	264,024
Pfizer Inc.	22,759	414,669
Shire PLC #	2,000	158,620
		1,641,053
PRECIOUS METALS & MINERALS—0.3%
Stillwater Mining Co.*	7,700	166,936

PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	2,700	151,902

RAILROADS—0.2%
CSX Corp.	1,800	127,080

RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	3,600	131,292

RESTAURANTS—0.7%
Cheesecake Factory Inc., /The *	4,300	126,893
McDonald’s Corp.	3,700	272,579
		399,472
RETAIL REITS—0.3%
General Growth Properties Inc. *	3,472	51,420
Macerich Co., /The	2,100	102,186
		153,606
SEMICONDUCTOR EQUIPMENT—0.4%
Lam Research Corp. *	4,200	209,538
Novellus Systems Inc. *	1,700	61,319
		270,857
SEMICONDUCTORS—0.5%
Intel Corp.	14,900	319,754

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SOFT DRINKS—1.3%
Coca-Cola Co., /The	5,000	$314,250
Hansen Natural Corp. *	1,500	84,960
PepsiCo Inc.	6,300	405,153
		804,363
SPECIALIZED FINANCE—0.7%
CME Group Inc.	490	151,194
Hong Kong Exchanges and Clearing Ltd.	7,800	179,176
IntercontinentalExchange Inc. *	1,000	120,490
		450,860
SPECIALIZED REITS—0.3%
Weyerhaeuser Company	8,551	198,212

SPECIALTY STORES—0.3%
Staples Inc.	7,600	169,556

SYSTEMS SOFTWARE—1.3%
Check Point Software Technologies Ltd. *	1,600	71,280
Microsoft Corp.	16,000	443,600
Oracle Corp.	5,600	179,368
Symantec Corp. *	6,300	110,943
		805,191
TOBACCO—0.7%
Altria Group Inc.	5,915	139,062
Philip Morris International Inc.	5,515	315,678
		454,740
TRUCKING—0.3%
Hertz Global Holdings Inc.*	11,700	172,107

WIRELESS TELECOMMUNICATION SERVICES—0.3%
American Tower Corp., Cl. A*	3,000	152,580

TOTAL COMMON STOCKS (Cost $27,933,713)		31,045,908

	PRINCIPAL AMOUNT
CORPORATE BONDS—18.6%

AEROSPACE & DEFENSE—1.1%
Bombardier Inc., 7.75%, 3/15/20(L2)(a)	350,000	385,000
L-3 Communications Corp., 4.75%, 7/15/20(L2)	150,000	149,430
Northrop Grumman Corp., 1.85%, 11/15/15(L2)	150,000	144,611
		679,041
APPLICATION SOFTWARE—0.6%
Adobe Systems Inc., 4.75%, 2/1/20(L2)	350,000	356,426

CABLE & SATELLITE—0.2%
Cablevision Systems Corp., 7.75%, 4/15/18(L2)	100,000	106,500

COMMUNICATIONS EQUIPMENT—0.5%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	125,000	135,169
Harris Corp., 4.40%, 12/15/20(L2)	150,000	151,745
		286,914
COMPUTER HARDWARE—1.2%
Hewlett-Packard Co., 3.75%, 12/1/20(L2)	350,000	338,990

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

COMPUTER HARDWARE—(CONT.)
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	$350,000	$396,457
		735,447
CONSUMER FINANCE—1.3%
Capital One Capital V, 10.25%, 8/15/39(L2)	700,000	761,250

DIVERSIFIED BANKS—0.6%
National Australia Bank Ltd., 1.70%, 12/10/13(L2)(a)	350,000	349,545

DIVERSIFIED CHEMICALS—0.5%
Dow Chemical Co., /The, 4.25%, 11/15/20(L2)	325,000	310,655

DIVERSIFIED METALS & MINING—0.3%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(a)	150,000	183,011

ELECTRIC UTILITIES—0.6%
Florida Power Corp., 5.80%, 9/15/17(L2)	300,000	340,890

ELECTRONIC MANUFACTURING SERVICES—0.7%
Jabil Circuit Inc., 5.63%, 12/15/20(L2)	425,000	421,813

HEALTH CARE EQUIPMENT—0.2%
St Jude Medical Inc., 2.50%, 1/15/16(L2)	150,000	148,982

HEALTH CARE SERVICES—0.6%
HCA Inc., 7.25%, 9/15/20(L2)	350,000	374,937

HOTELS RESORTS & CRUISE LINES—0.1%
Wyndham Worldwide Corp., 7.38%, 3/1/20(L2)	75,000	82,219

IT CONSULTING & OTHER SERVICES—0.5%
SAIC Inc., 4.45%, 12/1/20(L2)(a)	275,000	277,982

LIFE & HEALTH INSURANCE—0.6%
Lincoln National Corp., 8.75%, 7/1/19(L2)	150,000	188,930
Prudential Financial Inc., 8.88%, 6/15/38(L2)	150,000	176,396
		365,326
LIFE SCIENCES TOOLS & SERVICES—0.3%
Life Technologies Corp., 4.40%, 3/1/15(L2)	150,000	156,949

MOVIES & ENTERTAINMENT—0.2%
Time Warner Inc., 3.15%, 7/15/15(L2)	100,000	102,157

MULTI-LINE INSURANCE—0.1%
International Lease Finance Corp., 6.50%, 9/1/14(L2)(a)	75,000	80,363

MULTI-UTILITIES—0.9%
Consolidated Edison Co., of New York Inc., 5.30%, 12/1/16(L2)	475,000	534,771

OIL & GAS DRILLING—0.6%
Transocean Inc., 6.50%, 11/15/20(L2)	350,000	380,233

OIL & GAS EXPLORATION & PRODUCTION—1.3%
Anadarko Petroleum Corp., 6.38%, 9/15/17(L2)	350,000	386,515
Plains Exploration & Production Co., 7.63%, 4/1/20(L2)	350,000	379,750
		766,265
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18(L2)(a)	75,000	76,781
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	150,000	181,834
		258,615

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
Citigroup Inc., 8.50%, 5/22/19(L2)	$350,000	$429,183
JPMorgan Chase & Co., 7.90%, 4/30/49(L2)	500,000	543,111
		972,294
PACKAGED FOODS & MEATS—0.1%
Kraft Foods Inc., 6.75%, 2/19/14(L2)	75,000	85,613

PHARMACEUTICALS—1.2%
Mylan Inc., 6.00%, 11/15/18(L2(a)	350,000	357,875
Roche Holdings Inc., 5.00%, 3/1/14(L2)(a)	325,000	356,305
		714,180
PROPERTY & CASUALTY INSURANCE—0.5%
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(a)	300,000	302,250

SEMICONDUCTORS—0.5%
Analog Devices Inc., 5.00%, 7/1/14(L2)	150,000	161,305
Broadcom Corp., 1.50%, 11/1/13(L2)(a)	150,000	148,321
		309,626
SPECIALIZED REITS—0.2%
Host Hotels & Resorts LP, 7.13%, 11/1/13(L2)	121,000	123,420

SPECIALTY CHEMICALS—0.5%
Sigma-Aldrich Corp., 3.38%, 11/1/20(L2)	350,000	327,594

SYSTEMS SOFTWARE—0.2%
Microsoft Corp., 3.00%, 10/1/20(L2)	150,000	140,927

WIRELESS TELECOMMUNICATION SERVICES—0.4%
American Tower Corp., 4.50%, 1/15/18(L2)	150,000	148,549
MetroPCS Wireless Inc., 7.88%, 9/1/18(L2)	75,000	78,234
		226,783
TOTAL CORPORATE BONDS (Cost $10,596,698)		11,262,978

ASSET BACKED SECURITIES—0.7%

MULTI-UTILITIES—0.3%
CenterPoint Energy Transition Bond Co., LLC, 2005A, 4.97%, 8/1/14(L2)	194,113	201,611

OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
Nissan Auto Receivables Owner Trust, 2005A, 3.20%, 2/15/13(L2)	256,085	259,364

TOTAL ASSET BACKED SECURITIES (Cost $450,364)		460,975

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—2.7% (b)

COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—2.2%
Federal National Mortgage Association, REMICS,
6.00%, 4/25/35 +,(L2)	950,000	1,049,880

Federal Home Loan Mortgage Corp., REMICS,
6.00%, 8/15/29 +,(L2)	237,214	237,730

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—(CONT.)

COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—(CONT.)
Government National Mortgage Association, REMICS,
5.00%, 5/16/29 +,(L2)	$44,653	$44,798
		1,332,408
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.5%
Federal National Mortgage Association,
5.00%, 4/01/18 (L2)	318,308	340,618

TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $1,552,300)		1,673,026

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—8.9% (b)

U.S. GOVERNMENT NOTE/BOND—8.9%
U.S. Treasury Notes
4.38%, 5/15/40 (L2)	350,000	339,173
5.00%, 8/15/11 (L2)	700,000	718,184
1.13%, 1/15/12 (L2)	300,000	302,426
1.50%, 12/31/13 (L2)	600,000	609,797
4.75%, 5/15/14 (L2)	552,000	617,981
4.50%, 2/15/16 (L2)	300,000	336,891
4.75%, 8/15/17 (L2)	300,000	340,289
3.38%, 11/15/19 (L2)	850,000	866,402
3.50%, 5/15/20 (L2)	350,000	357,027
2.63%, 11/15/20 (L2)	500,000	468,828
		4,956,998
(Cost $5,210,364)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $5,210,364)		5,400,529

Total Investments (Cost $45,743,439)(c)	82.0%	49,843,416
Other Assets in Excess of Liabilities	18.0	10,962,057

NET ASSETS	100.0%	$60,805,473

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	Real Estate Mortgage Investment Conduit
*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 4.1% of the net assets of the Fund.

(b)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.

(c)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $45,786,463 amounted to $4,056,953 which consisted of aggregate gross unrealized appreciation of $6,351,274 and aggregate gross unrealized depreciation of $2,294,321.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER CONVERTIBLE FUND

Schedule of Investments‡  (Unaudited) January 31, 2011

	SHARES	VALUE
PREFERRED STOCKS—1.6%

REGIONAL BANKS—1.6%
Zions Bancorporation, 11.00%, 06/15/12* (Cost $398,925)	15,957	$437,381

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—53.1%

ADVERTISING—1.0%
Interpublic Group of Cos., Inc., /The, 4.25%, 3/15/23(L2)	250,000	277,188

AEROSPACE & DEFENSE—1.0%
AAR Corp., 1.75%, 2/1/26(L2)	250,000	273,438

AIRLINES—1.7%
UAL Corp., 6.00%, 10/15/29(L2)	150,000	464,250

APPLICATION SOFTWARE—2.4%
Cadence Design System Inc., 2.63%, 6/1/15(L2)(a)	500,000	658,750

AUTO PARTS & EQUIPMENT—1.2%
TRW Automotive Inc., 3.50%, 12/1/15(L2)(a)	150,000	323,625

BIOTECHNOLOGY—1.2%
Celphalon Inc., 2.00%, 6/1/15(L2)	250,000	340,625

BREWERS—1.2%
Molson Coors Brewing Co., 2.50%, 7/30/13(L2)	300,000	342,000

CABLE & SATELLITE—2.6%
Virgin Media Inc., 6.50%, 11/15/16(L2)	250,000	391,250
XM Satellite Radio Inc., 7.00%, 12/1/14(L2)(a)	250,000	323,720
		714,970
CASINOS & GAMING—1.2%
MGM Resorts International, 4.25%, 4/15/15(L2)(a)	300,000	333,375

COAL & CONSUMABLE FUELS—1.4%
Alpha Natural Resources Inc., 2.38%, 4/15/15(L2)	300,000	381,801

COMMUNICATIONS EQUIPMENT—2.7%
Finisar Corp., 5.00%, 10/15/29(L2)(a)	150,000	485,275
IXIA, 3.00%, 12/15/15(L2)(a)	250,000	273,438
		758,713
COMPUTER STORAGE & PERIPHERALS—2.9%
EMC Corp., 1.75%, 12/1/13(L2)	500,000	812,499

CONSTRUCTION MATERIALS—0.9%
Cemex SAB de CV, 4.88%, 3/15/15(L2)(a)	250,000	262,500

DEPARTMENT STORES—1.4%
Saks Inc., 2.00%, 3/15/24(L2)	350,000	380,625

DIVERSIFIED METALS & MINING—2.5%
RTI International Metals Inc., 3.00%, 12/1/15(L2)	350,000	379,750
Sterlite Industries India Ltd., 4.00%, 10/30/14(L2)	300,000	302,250
		682,000
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
General Cable Corp., 4.50%, 11/15/29(L2)	262,000	328,155

HEALTH CARE EQUIPMENT—4.3%
HeartWare International Inc., 3.50%, 12/15/17(L2)	500,000	583,750
Insulet Corp., 5.38%, 6/15/13(L2)	250,000	274,688

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

HEALTH CARE EQUIPMENT—(CONT.)
Volcano Corp., 2.88%, 9/1/15(L2)	$300,000	$342,000
		1,200,438
HEALTH CARE SERVICES—1.0%
Omnicare Inc., 3.75%, 12/15/25(L2)	250,000	287,500

HOMEBUILDING—1.5%
D.R. Horton Inc., 2.00%, 5/15/14(L2)	250,000	293,437
Lennar Corp., 2.75%, 12/15/20(L2)(a)	115,000	129,873
		423,310
HOTELS RESORTS & CRUISE LINES—2.7%
Gaylord Entertainment Co., 3.75%, 10/1/14(L2)(a)	225,000	313,312
Home Inns & Hotels Management Inc., 2.00%, 12/15/15(L2)(a)	500,000	472,890
		786,202
INDUSTRIAL CONGLOMERATES—0.7%
Textron Inc., 4.50%, 5/1/13(L2)	100,000	208,375

INTERNET SOFTWARE & SERVICES—2.1%
Equinix Inc., 4.75%, 6/15/16(L2)	250,000	328,437
RightNow Technologies Inc., 2.50%, 11/15/30(L2)(a)	250,000	270,313
		598,750
OFFICE REITS—1.8%
Boston Properties LP, 2.88%, 2/15/37(L2)	500,000	510,000

PHARMACEUTICALS—1.2%
Teva Pharmaceutical Finance Co., BV, 1.75%, 2/1/26(L2)	300,000	324,000

PROPERTY & CASUALTY INSURANCE—1.0%
Tower Group Inc., 5.00%, 9/15/14(L2)(a)	250,000	287,188

RETAIL REITS—1.9%
Developers Diversified Realty Corp., 1.75%, 11/15/40(L2)	500,000	525,000

SEMICONDUCTORS—1.3%
Xilinx Inc., 2.63%, 6/15/17(L2)(a)	300,000	375,375

SPECIALIZED FINANCE—1.3%
KKR Financial Holdings LLC, 7.50%, 1/15/17(L2)	250,000	352,500

SPECIALIZED REITS—1.3%
Host Hotels & Resorts LP, 2.50%, 10/15/29(L2)(a)	250,000	363,250

SYSTEMS SOFTWARE—1.3%
Rovi Corp., 2.63%, 2/15/40(L2)(a)	250,000	365,000

THRIFTS & MORTGAGE FINANCE—1.0%
MGIC Investments Inc., 5.00%, 5/1/17(L2)	250,000	270,000

WIRELESS TELECOMMUNICATION SERVICES—2.2%
Clearwire Communications LLC/Clearwire Finance Inc., 8.25%, 12/1/40(L2)(a)	150,000	161,063

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

WIRELESS TELECOMMUNICATION SERVICES—(CONT.)
SBA Communications Corp., 1.88%, 5/1/13(L2)	$400,000	$454,500
		615,563
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,002,231)		14,826,965

Total Investments (Cost $12,401,156)(b)	54.7%	15,264,346
Other Assets in Excess of Liabilities	45.3	12,647,175

NET ASSETS	100.0%	$27,911,521

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 19.3% of the net assets of the Fund.

(b)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,361,703 amounted to $2,902,643 which consisted of aggregate gross unrealized appreciation of $2,891,090 and aggregate gross unrealized depreciation of $11,553.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MONEY MARKET FUND

Schedule of Investments (Unaudited) January 31, 2011

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—14.3% (a)

FEDERAL NATIONAL MORTGAGE ASSOCIATION—14.3%
Federal National Mortgage Association,
0.10%, 2/24/11 (L2)	$5,000,000	$4,999,680
(Cost $4,999,680)

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—28.8% (a)

FEDERAL HOME LOAN BANK—28.8%
Federal Home Loan Bank Discount Notes,
0.06%, 2/11/11 (L2)	5,000,000	4,999,917
0.07%, 2/14/11 (L2)	5,000,000	4,999,874
		9,999,791
(Cost $9,999,791)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $9,999,791)		9,999,791

Total Investments (Cost $14,999,471)(b)	43.1%	14,999,471
Other Assets in Excess of Liabilities	56.9	19,837,241

NET ASSETS	100.0%	$34,836,712

(a)	At January 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in ten funds— Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund, Alger Balanced Fund, Alger Convertible Fund, and Alger Money Market Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Balanced Fund and Alger Convertible Funds’ investment objectives are current income and long-term capital appreciation which they seeks to achieve through investing in equity and fixed income securities. The Alger Money Market Fund’s investment objective is high current income which it seeks to achieve by investing in short-term instruments.

Each Fund offers one or more the following Shares Classes: Class A, B, C, and I. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I shares that are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

The investments of the Alger Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 – quoted prices in active markets for identical investments

•          Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31. 2011 in valuing the Funds’ investments carried at fair value:

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$120,614,488	$120,614,488	—	—
Consumer Staples	31,269,483	31,269,483	—	—
Energy	95,965,461	95,965,461	—	—
Exchange Traded Funds	6,373,890	6,373,890	—	—
Financials	54,107,491	54,107,491	—	—
Health Care	78,308,912	78,308,912	—	—
Industrials	136,630,936	136,630,936	—	—
Information Technology	315,521,962	315,521,962	—	—
Materials	39,100,849	39,100,849	—	—
TOTAL COMMON STOCKS	$877,893,472	$877,893,472	—	—
TOTAL INVESTMENTS IN SECURITIES	$877,893,472	$877,893,472	—	—

Alger Large Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$42,101,406	$42,101,406	—	—
Consumer Staples	27,829,942	27,829,942	—	—
Energy	33,347,988	33,347,988	—	—
Financials	14,829,350	14,829,350	—	—
Health Care	31,164,606	31,164,606	—	—
Industrials	36,123,844	36,123,844	—	—
Information Technology	101,047,597	101,047,597	—	—
Materials	16,800,318	16,800,318	—	—
Telecommunication Services	3,082,116	3,082,116	—	—
TOTAL COMMON STOCKS	$306,327,167	$306,327,167	—	—
TOTAL INVESTMENTS IN SECURITIES	$306,327,167	$306,327,167	—	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$47,385,008	$47,385,008	—	—
Energy	31,728,305	31,728,305	—	—
Financials	24,384,734	24,384,734	—	—
Health Care	32,860,812	32,860,812	—	—
Industrials	56,918,701	56,918,701	—	—
Information Technology	84,372,861	84,372,861	—	—
Materials	20,874,069	20,874,069	—	—
Telecommunication Services	3,182,997	3,182,997	—	—
TOTAL COMMON STOCKS	$301,707,487	$301,707,487	—	—

CONVERTIBLE PREFERRED STOCK
Health Care	$2,160,002	—	—	$2,160,002
TOTAL INVESTMENTS IN SECURITIES	$303,867,489	$301,707,487	—	$2,160,002

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$152,335,259	$152,335,259	—	—
Consumer Staples	26,002,208	26,002,208	—	—
Energy	52,971,253	52,971,253	—	—
Financials	58,710,518	58,710,518	—	—
Health Care	146,999,123	146,999,123	—	—
Industrials	192,213,371	192,213,371	—	—
Information Technology	237,498,174	237,498,174	—	—
Materials	51,226,623	51,226,623	—	—
Telecommunication Services	12,341,420	12,341,420	—	—
Utilities	10,393,740	10,393,740	—	—
TOTAL COMMON STOCKS	$940,691,689	$940,691,689	—	—
TOTAL INVESTMENTS IN SECURITIES	$940,691,689	$940,691,689	—	—

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$65,276,060	$65,276,060	—	—
Consumer Staples	8,815,041	8,815,041	—	—
Energy	19,483,481	19,483,481	—	—
Financials	16,058,992	16,058,992	—	—
Health Care	58,067,889	58,067,889	—	—
Industrials	63,096,348	63,096,348	—	—
Information Technology	96,982,674	96,982,674	—	—
Materials	20,997,652	20,997,652	—	—
Utilities	4,152,240	4,152,240	—	—
TOTAL COMMON STOCKS	$352,930,377	$352,930,377	—	—
TOTAL INVESTMENTS IN SECURITIES	$352,930,377	$352,930,377	—	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,936,700	$2,936,700	—	—
Consumer Staples	517,578	517,578	—	—
Energy	871,227	871,227	—	—
Financials	1,042,168	1,042,168	—	—
Health Care	2,325,168	2,325,168	—	—
Industrials	2,612,533	2,612,533	—	—
Information Technology	4,698,940	4,698,940	—	—
Materials	899,931	899,931	—	—
Telecommunication Services	168,504	168,504	—	—
Utilities	143,226	143,226	—	—
TOTAL COMMON STOCKS	$16,215,975	$16,215,975	—	—
TOTAL INVESTMENTS IN SECURITIES	$16,215,975	$16,215,975	—	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$6,751,080	$6,751,080	—	—
Health Care	186,390,801	186,390,801	—	—
Industrials	1,908,875	1,908,875	—	—
TOTAL COMMON STOCKS	$195,050,756	$195,050,756	—	—

CONVERTIBLE PREFERRED STOCK
Health Care	$1,689,997	—	—	$1,689,997
TOTAL INVESTMENTS IN SECURITIES	$196,740,753	$195,050,756	—	$1,689,997

Alger Balanced Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,814,685	$3,814,685	—	—
Consumer Staples	2,610,672	2,610,672	—	—
Energy	3,779,627	3,779,627	—	—
Exchange Traded Funds	94,420	94,420	—	—
Financials	4,252,602	4,252,602	—	—
Health Care	3,158,845	3,158,845	—	—
Industrials	3,671,667	3,671,667	—	—
Information Technology	7,760,407	7,760,407	—	—
Materials	1,668,477	1,668,477	—	—
Telecommunication Services	234,506	234,506	—	—
TOTAL COMMON STOCKS	$31,045,908	$31,045,908	—	—

CORPORATE BONDS
Consumer Discretionary	$290,876	—	$290,876	—
Consumer Staples	85,613	—	85,613	—
Energy	1,405,113	—	1,405,113	—
Financials	2,954,448	—	2,954,448	—
Health Care	1,395,048	—	1,395,048	—
Industrials	679,041	—	679,041	—
Information Technology	2,529,135	—	2,529,135	—
Materials	821,260	—	821,260	—
Telecommunication Services	226,783	—	226,783	—
Utilities	875,661	—	875,661	—
TOTAL CORPORATE BONDS	$11,262,978	—	$11,262,978	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Balanced Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
ASSET BACKED SECURITIES
Financials	$259,364	—	$259,364	—
Utilities	201,611	—	201,611	—
TOTAL ASSET BACKED SECURITIES	$460,975	—	$460,975	—

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS
Collateralized Mortgage Backed Obligations	$1,332,408	—	$1,332,408	—
Federal National Mortgage Association	340,618	—	340,618	—
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS	$1,673,026	—	$1,673,026	—

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
U.S. Treasury Notes	4,956,998	—	4,956,998	—
TOTAL INVESTMENTS IN SECURITIES	$49,843,416	$31,045,908	$18,797,508	—

Alger Convertible Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$3,239,295	—	$3,239,295	—
Consumer Staples	342,000	—	342,000	—
Energy	381,801	—	381,801	—
Financials	2,307,938	—	2,307,938	—
Health Care	2,152,563	—	2,152,563	—
Industrials	1,274,218	—	1,274,218	—
Information Technology	3,569,087	—	3,569,087	—
Materials	944,500	—	944,500	—
Telecommunication Services	615,563	—	615,563	—
TOTAL CONVERTIBLE CORPORATE BONDS	$14,826,965	—	$14,826,965	—

PREFERRED STOCKS
Financials	$437,381	$437,381	—	—
TOTAL INVESTMENTS IN SECURITIES	$15,264,346	$437,381	$14,826,965	—

Alger Money Market Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
TOTAL INVESTMENTS IN SECURITIES	$14,999,471	—	$14,999,471	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Health Sciences Fund	Convertible Preferred Stock
Opening balance at November 1, 2010	$1,689,998
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2011	1,689,998
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2011	$—

Alger Mid Cap Growth Fund	Convertible Preferred Stock
Opening balance at November 1, 2010	$2,160,002
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2011	2,160,002
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2011	$—

For the 3 months ended January 31, 2011, significant transfers between Levels 1 and 2 were as follows: Alger Capital Appreciation Fund and Alger Mid Cap Growth Fund transferred securities totaling $9,123,435 and $4,829,637, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

For the 3 months ended January 31, 2011, the Alger Mid Cap Growth Fund had option purchases of $3,379,257 and option sales of $1,709,513. The effect of derivative instruments on the statement of operations for the 3 months ended January 31, 2011 is as follows:

Amount of realized gain (loss) on derivatives recognized in income

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(1,629,772)
Written Options	(211,831)
Total	$(1,841,603)

NOTE 5 — Subsequent Event:

On January 20, 2011, the Board of Trustees approved the liquation of the Alger Convertible Fund and Alger Money Market Fund effective February 28, 2011

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 24, 2011